Common Shareholders' Equity (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Common Shareholders' Equity [Line Items]
Gains (losses) on cash flow hedges, before tax	$ (55,220,514)	$ 17,077,670	$ 37,990,079
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(1,859,692)	(4,127,305)	(1,263,781)
Other comprehensive income, before tax	(53,011,351)	13,296,351	36,789,306
Income tax relating to cash flow hedges of other comprehensive income	1,098,591	93,416	16,196
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	(488,246)	(1,107,699)	(339,533)
Charge to equity	(610,345)	1,014,283	323,337
Gains (losses) on exchange differences on translation, net of tax	4,068,855	345,986	63,008
Other comprehensive income	(53,621,696)	14,310,634	37,112,643
Equity Holders [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Gains (losses) on cash flow hedges, before tax	4,068,855	345,986	63,008
Gains (losses) on exchange differences on translation, before tax	(55,220,514)	17,077,670	37,990,079
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(1,859,692)	(4,127,305)	(1,263,781)
Other comprehensive income, before tax	(53,011,351)	13,296,351	36,789,306
Income tax relating to cash flow hedges of other comprehensive income	(1,098,591)	(93,416)	(16,196)
Income tax relating to exchange differences on translation of other comprehensive income	0	0	0
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	488,246	1,107,699	339,533
Charge to equity	(610,345)	1,014,283	323,337
Gains (losses) on cash flow hedges, net of tax	2,970,264	252,570	46,812
Gains (losses) on exchange differences on translation, net of tax	(55,220,514)	17,077,670	37,990,079
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(1,371,446)	(3,019,606)	(924,248)
Other comprehensive income	$ (53,621,696)	$ 14,310,634	$ 37,112,643